Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Included in the Consolidated Statements of Operations for the year ended December 31, 2023 were the following transactions related to the Covéa Group (in thousands of U.S. dollars):

2023
Gross premiums written	$10,759
Net premiums written	$10,759
Decrease in unearned premiums	$305
Net premiums earned	$11,064
Losses and loss expenses	$21,697
Acquisition costs	$33
Included in the Consolidated Balance Sheets at December 31, 2023 and 2022 were the following balances related to the Covéa Group (in thousands of U.S. dollars):

	2023	2022
Reinsurance balances receivable	$3,781	$3,169
Non-life reserves	$107,736	$95,013
Life and health reserves	$5,798	$1,175
Unearned premiums	$335	$571
Other reinsurance balances payable	$206	$106